Financial risk management and fair value estimates (Details 2)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)
Agricultural Business [Member]
Statement [Line Items]
Commodities (in tons)	3,680,434	573,902
Derivatives at fair value	$ 872,000,000	$ (13,000,000)
Gain / (Loss) for valuation at fair value at year-end	(474,000,000)	344,000,000
Premium paid or (collected)	$ (118,000,000)	$ (12,000,000)
Futures Contract [Member] | Sale Futures [Member] | Corn [Member]
Statement [Line Items]
Commodities (in tons)	135,538	152,531
Derivatives at fair value	$ 220,000,000	$ (35,000,000)
Gain / (Loss) for valuation at fair value at year-end	$ (63,000,000)	$ 11,000,000
Futures Contract [Member] | Sale Futures [Member] | Soybeans [Member]
Statement [Line Items]
Commodities (in tons)	236,384	86,421
Derivatives at fair value	$ 724,000,000	$ (35,000,000)
Gain / (Loss) for valuation at fair value at year-end	(977,000,000)	$ 341,000,000
Premium paid or (collected)	$ 0
Futures Contract [Member] | Sale Futures [Member] | Wheat [Member]
Statement [Line Items]
Commodities (in tons)	5,100	18,500
Derivatives at fair value	$ 3,000,000	$ 5,000,000
Futures Contract [Member] | Sale Futures [Member] | Ethanol [Member]
Statement [Line Items]
Commodities (in tons)	900	600
Gain / (Loss) for valuation at fair value at year-end	$ (107,000,000)	$ (12,000,000)
Futures Contract [Member] | Purchase futures [Member] | Corn [Member]
Statement [Line Items]
Commodities (in tons)	85,750	46,480
Derivatives at fair value	$ (64,000,000)	$ 12,000,000
Futures Contract [Member] | Purchase futures [Member] | Soybeans [Member]
Statement [Line Items]
Commodities (in tons)	300	16,665
Derivatives at fair value	$ (1,000,000)	$ 8,000,000
Futures Contract [Member] | Purchase futures [Member] | Wheat [Member]
Statement [Line Items]
Commodities (in tons)	14,100	17,700
Derivatives at fair value	$ (24,000,000)	$ 2,000,000
Futures Contract [Member] | Sale Futures [Member] | Livestock [member]
Statement [Line Items]
Commodities (in tons)	4,950	54,450
Gain / (Loss) for valuation at fair value at year-end	$ (61,000,000)	$ (29,000,000)
Futures Contract [Member] | Sale Futures [Member] | Cotton [member]
Statement [Line Items]
Commodities (in tons)	1,650,000	893
Derivatives at fair value	$ 14,000,000	$ 20,000,000
Option contract [member] | Purchase Put Option [Member] | Corn [Member]
Statement [Line Items]
Commodities (in tons)	2,000
Derivatives at fair value	$ (5,000,000)	$ (11,000,000)
Premium paid or (collected)	$ (2)
Option contract [member] | Purchase Put Option [Member] | Soybeans [Member]
Statement [Line Items]
Commodities (in tons)	400	1,000
Derivatives at fair value		$ (8,000,000)
Premium paid or (collected)	$ (8)
Option contract [member] | Purchase Put Option [Member] | Wheat [Member]
Statement [Line Items]
Premium paid or (collected)	$ (7,000,000)
Option contract [member] | Purchased Call Options [Member] | Corn [Member]
Statement [Line Items]
Derivatives at fair value		(8,000,000)
Premium paid or (collected)		8,000,000
Option contract [member] | Purchased Call Options [Member] | Soybeans [Member]
Statement [Line Items]
Commodities (in tons)	20,465
Derivatives at fair value	$ 17,000,000	(6,000,000)
Gain / (Loss) for valuation at fair value at year-end	914
Premium paid or (collected)	$ (188,000,000)	$ 14,000,000
Option contract [member] | Purchased Call Options [Member] | Wheat [Member]
Statement [Line Items]
Commodities (in tons)	5,080
Derivatives at fair value	$ 47,000,000
Gain / (Loss) for valuation at fair value at year-end	(82)
Premium paid or (collected)	$ (77,000,000)
Option contract [member] | Purchased Call Options [Member] | Wheat One [Member]
Statement [Line Items]
Commodities (in tons)	1,500,000
Derivatives at fair value	$ 34,000,000
Gain / (Loss) for valuation at fair value at year-end	0
Premium paid or (collected)	$ (25,000,000)
Option contract [member] | Sale Put Options [Member] | Corn [Member]
Statement [Line Items]
Commodities (in tons)	2,000	40,265
Derivatives at fair value		$ (35,000,000)
Gain / (Loss) for valuation at fair value at year-end		$ (36,000,000)
Premium paid or (collected)	$ 12
Option contract [member] | Sale Put Options [Member] | Soybeans [Member]
Statement [Line Items]
Commodities (in tons)	(40,214)	35,572
Derivatives at fair value	$ (101,000,000)	$ (8,000,000)
Gain / (Loss) for valuation at fair value at year-end	(143,000,000)	71,000,000
Premium paid or (collected)	41
Option contract [member] | Sale Put Options [Member] | Wheat [Member]
Statement [Line Items]
Premium paid or (collected)	$ 6
Option contract [member] | Sale Put Options [Member] | Livestock [member]
Statement [Line Items]
Gain / (Loss) for valuation at fair value at year-end		$ (2,000,000)
Option contract [member] | Sale Put Options [Member] | Cotton [member]
Statement [Line Items]
Commodities (in tons)		625
Derivatives at fair value		$ (8,000,000)
Option contract [member] | Sale Call Options [Member] | Corn [Member]
Statement [Line Items]
Commodities (in tons)	8,600	89,700
Derivatives at fair value	$ 8,000,000	$ 47,000,000
Gain / (Loss) for valuation at fair value at year-end	45
Premium paid or (collected)	$ 83,000,000	$ (8,000,000)
Option contract [member] | Sale Call Options [Member] | Soybeans [Member]
Statement [Line Items]
Commodities (in tons)	45,081	4,500
Derivatives at fair value		$ 42,000,000
Premium paid or (collected)	$ 41,000,000	$ (26,000,000)
Option contract [member] | Sale Call Options [Member] | Wheat [Member]
Statement [Line Items]
Commodities (in tons)	4,000	8,000
Derivatives at fair value		$ 5,000,000
Premium paid or (collected)	$ 6